MA Specialty Credit Income Fund

Consolidated Schedule of Investments

March 31, 2026 (Unaudited)

Description	Interest	Maturity Date	Shares/ Principal	Cost	Value

Collateralized Loan Obligations (5.44%)
ABPCI Direct 2024-17(a)(b)	11.66% (3-Month SOFR +8.00%)	8/1/2036	$1,500,000	$1,498,125	$1,498,104
BCRED CLO 2025-1(a)(b)	5.05% (3-Month SOFR +1.38%)	4/20/2037	1,850,000	1,848,150	1,852,478
HPS Private Credit CLO 2025-3(a)(b)	11.12% (3-Month SOFR +7.45%)	7/20/2037	2,000,000	2,034,550	1,989,618
JCP Direct Lending CLO 2023-1(a)(b)	7.17% (3-Month SOFR + 3.50%)	7/20/2037	1,227,500	1,228,977	1,212,858
MCF CLO VIII(a)(b)	11.67% (3-Month SOFR + 8.00%)	4/18/2036	2,500,000	2,560,529	2,500,335
Total Collateralized Loan Obligations				9,170,331	9,053,393

Private Investment Vehicles (14.81%)
MSM SLPP ONSHORE LP(c)(d)			24,604,052	24,604,052	24,626,737
Total Private Investment Vehicles				24,604,052	24,626,737

Private Loans (59.07%)
ABL REVOLVER IHC(a)(e)(f)	13.17% (1-Month SOFR + 9.50%)	6/30/2026	4,225,237	4,225,237	4,013,975
ABL REVOLVER RF(a)(e)(g)	12.92% (1-Month SOFR + 9.25%)	4/15/2028	9,478,973	9,478,973	9,504,586
ABL TERM PCG(e)(g)	12.00%	6/28/2027	72,127	72,127	72,358
ABL TERM GP(a)(e)	9.38% (Daily SOFR + 5.75%)	9/27/2028	25,000,000	25,000,000	25,000,000
ABL TERM VI(e)	10.50%	11/20/2027	10,000,000	10,000,000	10,000,000
ABL TERM HFD(e)	15.00%	4/30/2027	15,000,000	15,000,000	15,000,000
ABL TERM HFD UNI A(e)	10.00%	10/24/2026	1,530,000	1,530,000	1,532,136
ABL TERM HFD UNI B(e)	17.35%	10/24/2026	13,770,000	13,770,000	13,787,722
ABL TERM JCP(a)(e)	10.16% (3-Month SOFR + 6.5%)	9/22/2030	15,000,000	15,000,000	14,892,000
BE OLD I LLC ELC(d)(e)(f)(g)(h)	11.00%	2/22/2029	6,840,409	5,268,189	3,976,510
BE OLD I LLC 2ALC(d)(e)(f)(g)(h)	12.00%	12/10/2028	641,855	494,975	433,623
Total Private Loans				99,839,501	98,212,910

Private Real Estate Debt (2.38%)
XCAL 2023-MSN10 B1(a)(b)(e)(f)(g)(i)	10.17% (1-Month SOFR + 6.50%)		1,323,087	1,323,087	1,319,779
XCAL 2023-MSN10 B2(a)(b)(e)(g)(i)(j)	0.00%		541,667	541,667	81,250
XCF 2024-OSL A(a)(b)(e)(g)	8.75% (SOFR Floor 4.75% + 4.00%)	2/15/2027	2,000,000	2,000,000	2,008,980
XCF 2024-OSL B2(a)(b)(e)(g)	28.96% (1-Month SOFR + 24.21%)	2/15/2027	550,000	550,000	552,378
Total Private Real Estate Debt				4,414,754	3,962,387

Private Structured Credit (9.00%)
MONROE CAP ABS FDG 2(a)(b)(e)	10.70% (3-Month SOFR + 7.00%)	12/18/2035	15,000,000	15,000,000	14,962,155
Total Private Structured Credit				15,000,000	14,962,155

Short-Term Investments
Money Market Fund (4.69%)
Fidelity Investments Money Market Treasury Portfolio - Class I	3.55%(k)		7,797,121	7,797,121	7,797,121
Total Short-Term Investments				7,797,121	7,797,121

Total Investments (95.39%)				$160,825,759	$158,614,703
Assets in excess of other liabilities (4.61%)					7,617,684
Net Assets - 100.00%					$166,232,387

[a]	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2026.
[b]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is restricted to resale to qualified buyers.
[c]	Valued using net asset value per share (or its equivalent) as a practical expedient.
[d]	Security restricted as to resale.
[e]	Fair valued using significant unobservable inputs. The total of all such investments represents 70.45% of net assets.
[f]	This security’s accrual rate is set to zero as it is non-income producing. The rate disclosed as of March 31, 2026 is the base rate.
[g]	Investment was acquired in-kind from private funds managed by the Adviser between May 28, 2024 and June 30, 2024 in exchange for cash and shares.
[h]	This investment is made through the majority owned subsidiary BE OLD I, LLC.
[i]	This security is restructuring with no specific maturity date.
[j]	This security’s accrual rate is set to zero as it is non-income producing.
[k]	The rate is the annualized seven-day yield at period end.

Additional information on restricted securities is as follows:

Investment	Initial Acquisition Date	Cost

ABPCI Direct 2024-17	4/11/2025	$1,498,125
BCRED CLO 2025-1	8/1/2025	1,848,150
BE OLD I LLC ELC	6/1/2024	5,268,189
BE OLD I LLC 2ALC	6/1/2024	494,975
HPS Private Credit CLO 2025-3	8/13/2025	2,034,550
JCP Direct Lending CLO 2023-1	8/1/2025	1,228,977
MCF CLO VIII	8/13/2025	2,560,529
MONROE CAP ABS FDG 2	12/18/2025	15,000,000
MSM SLPP ONSHORE LP	4/18/2025	24,604,052
XCAL 2023-MSN10 B1	6/1/2024	1,323,087
XCAL 2023-MSN10 B2	6/1/2024	541,667
XCF 2024-OSL A	6/10/2024	2,000,000
XCF 2024-OSL B2	6/10/2024	550,000